Cover	Dec. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2021
Entity File Number	000-56318
Entity Registrant Name	AMERICAN METALS RECOVERY AND RECYCLING INC.
Entity Central Index Key	0001488638
Entity Tax Identification Number	27-2262066
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3736 Bee Cave Rd
Entity Address, Address Line Two	Suite 1164
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78745
City Area Code	956
Local Phone Number	466 5424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMRR
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	7119 West Sunset Boulevard, Los Angeles, California